Purchases and other expenses - Other liabilities - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Other liabilities in the opening balance	€ 2,456	€ 2,138	€ 2,487
Business related variations	(166)	267	(432)
Changes in the scope of consolidation	16	18	75
Translation adjustment	(2)	(7)	(19)
Reclassifications and other items	(54)	40	27
Reclassification to assets held for sale	0	0	0
Other liabilities in the closing balance	€ 2,250	€ 2,456	€ 2,138